SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - Spetner Associates Inc [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total	$ 5,158,933	$ 2,636,607	$ 14,674,122	$ 7,951,870
Health [Member]
Product Information [Line Items]
Total	5,092,398	2,504,314	14,082,100	7,526,071
Life [Member]
Product Information [Line Items]
Total	12,769	54,245	179,191	207,436
Service, Other [Member]
Product Information [Line Items]
Total	$ 53,766	$ 78,048	$ 412,831	$ 218,363